Disclosure of New Standards in The Period Prior To Their Adoption	12 Months Ended
Dec. 31, 2022
Disclosure of New Standards in the Period Prior to Their Adoption [Abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 4:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

Amendment to IAS 1, “Presentation of Financial Statements”:

In January 2020, the IASB issued an amendment to IAS 1, “Presentation of Financial Statements” (“the Amendment”) regarding the criteria for determining the classification of liabilities as current or non-current.

The Amendment includes the following clarifications:

●	What is meant by a right to defer settlement;

●	That a right to defer must exist at the end of the reporting period;

●	That classification is unaffected by the likelihood that an entity will exercise its deferral right;

●	Disclosure requirements for liabilities subject to examination of covenants within 12 months after the reporting date, such as disclosure regarding the nature of the covenants, the date on which they are required to be met, as well as facts and circumstances indicating that an entity will have difficulty meeting the covenants.

●	That only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability not impact its classification.

The Amendment is effective for annual periods beginning on or after January 1, 2023 and must be applied retrospectively. Early application is permitted.

The Company is evaluating the possible impact of the Amendment but is presently unable to assess such effect, if any, on the financial statements.

Furthermore, on February 2021, the IASB issued another amendment to IAS 1 and IFRS Practice Statement 2 (“the Amendments”) regarding the disclosure of accounting policies.

The Amendment requires entities to disclose their material rather than their significant accounting policies. The amendments define what is ‘material accounting policy information’ and explain how to identify when accounting policy information is material. They further clarify that immaterial accounting policy information does not need to be disclosed. If it is disclosed, it should not obscure material accounting information.

These amendments should be applied for annual periods beginning on or after January 1, 2023. Earlier application is permitted (subject to any local endorsement process). The amendments should be applied prospectively.

Amendment to IAS 12, “Income Taxes”:

On May 2021, the IASB issued an amendment to IAS 12, “Income Taxes” (“the Amendment”) regarding deferred tax related to assets and liabilities arising from a single transaction.

The Amendment requires recognition of deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The proposed amendments will typically apply to transactions such as leases for the lessee and decommissioning obligations and will require the recognition of additional deferred tax assets and liabilities.

The Amendment is effective for annual periods beginning on or after January 1, 2023 and must be applied retrospectively. Early application is permitted. The Amendment is not expected to have a material effect on the Company’s financial statements.

Amendment to IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors”:

On February 2021, the IASB issued an amendment to IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors” (“the Amendment”) regarding the definition of accounting estimates.

The Amendment clarifies how companies should distinguish changes in accounting policies from changes in accounting estimates. The distinction is important, because changes in accounting estimates are applied prospectively to future transactions and other future events, whereas changes in accounting policies are generally applied retrospectively to past transactions and other past events as well as the current period.

The Amendment is effective for annual periods beginning on or after January 1, 2023 and must be applied retrospectively. Early application is permitted. The Amendment is not expected to have a material effect on the Company’s financial statements.